Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,130,036	$ 1,694,248
Financial liabilities	3,805,825	3,714,666
Trade, other payables and accrued liabilities, excluding tax payable | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	672,237	656,010
Lease obligations, including current portion | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	872,120	870,163
Long-term debt, including current portion | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,141,801	2,151,513
Land mortgage | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	28,014	28,514
Cash flow hedges | Derivative instruments designated as cash flow hedges | Financial liabilities measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	91,653	8,466
Derivative instruments designated as cash flow hedges | Financial assets measured at fair value: | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	121,108	322,748
Fair value of Egypt gas supply contract derivative | Financial assets measured at fair value: | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,402	11,220
Cash and cash equivalents | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	458,015	857,747
Trade and other receivables, excluding tax receivable | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	514,739	488,184
Restricted cash included in other assets | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 15,772	$ 14,349